Dreyfus Manager Funds I (the "Registrant")

-Dreyfus Research Long/Short Equity Fund (the "Fund")

Incorporated herein by reference is the supplement to the Registrant's Summary and Statutory Prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on October 1, 2015 (SEC Accession No. 0001247088-15-000014).